Shareholder Report, Average Annual Return (Details) 193994_Innovator Premium Income 15 Buffer ETF - April_TF_TSR Annual {TF}	12 Months Ended	19 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Premium Income 15 Buffer ETF® - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 15 Buffer ETF - April NAV
Average Annual Return, Percent	6.15%	6.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	19.52%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	17.99%